Summary of Significant Accounting Policies (Summary of Distributions) (Details) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Dividends Payable [Line Items]
Dividends (in usd per share)	$ 1.65	$ 1.65	$ 1.65
Dividends, percent	100.00%	100.00%	100.00%
Return of Capital [Member]
Dividends Payable [Line Items]
Dividends (in usd per share)	$ 1.43	$ 1.48335	$ 0.91
Dividends, percent	86.70%	89.90%	55.50%
Ordinary Dividend Income [Member]
Dividends Payable [Line Items]
Dividends (in usd per share)	$ 0.22	$ 0.16665	$ 0.73
Dividends, percent	13.30%	10.10%	44.20%
Capital Gain [Member]
Dividends Payable [Line Items]
Dividends (in usd per share)	$ 0	$ 0	$ 0.01
Dividends, percent	0.00%	0.00%	0.30%